Subsequent Events (Detail) (USD $)	0 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 02, 2012	Jul. 31, 2012	Oct. 31, 2011	Sep. 30, 2011	Mar. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Feb. 24, 2012	Apr. 30, 2011	Nov. 30, 2010	Dec. 31, 2006
Price Per Equity Unit Issued (in Dollars per share)		$ 1.10
Stock Issued During Period, Shares, New Issues (in Shares)		5,500,000
Warrants issued shares (in Shares)		2,700,000				4,335,704
Proceeds from Issuance or Sale of Equity		$ 6,000,000		$ 5,000,000			$ 1,310,000
Term of Warrants		5 years	5 years		5 years		5 years
Warrants issued weighted-average exercise price (in Dollars per share) (in Dollars per share) (in Dollars per share)		$ 1.45				$ 0.80
Related Party Transaction, Amounts of Transaction		269,980
Payments of Stock Issuance Costs		480,000						53,496
Maximum Liquidated Damages Could be Incurred by the Company						6.00%
Proceeds from Issuance of Private Placement		5,520,000				989,520
Units Issued Purchased (in Shares)							38		54.3		567,203
Convertible Debt				1,310,000	4,071,000		3,805,500			2,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			50,000	1,310,000	25,444		1,902,750					141,500
Debt Instrument, Interest Rate, Stated Percentage	10.00%		10.00%		10.00%		8.00%	4.50%		10.00%
Debt Instrument, Maturity	3 years
Convertible Notes Payable, Noncurrent	4,338,601					2,000,000	3,308,390
Placement Agent Fees [Member]
Warrants issued shares (in Shares)		400,000
Warrants issued weighted-average exercise price (in Dollars per share) (in Dollars per share) (in Dollars per share)		$ 1.10
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Related Party Transaction, Maximum Amount of Milestone-Based Payments	800,000
Maximum [Member]
Related Party Transaction, Maximum Amount of Milestone-Based Payments	$ 1,600,000